Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business
4)	BUSINESS COMBINATIONS, DISCONTINUED OPERATIONS, SALE OF OTHER DISPOSAL GROUPS AND SELECTED FINANCIAL INFORMATION BY REPORTABLE SEGMENT AND LINE OF BUSINESS

4.1)	BUSINESS COMBINATIONS

On December 5, 2016, through its subsidiary Sierra Trading (“Sierra”), CEMEX presented an offer and take-over bid, which was amended on January 9, 2017 (the “Offer”), to all shareholders of Trinidad Cement Limited (“TCL”), a company publicly listed in Trinidad and Tobago, to acquire up to 132,616,942 ordinary shares in TCL (equivalent to approximately 30.2% of TCL’s common stock). TCL’s main operations are in Trinidad and Tobago, Jamaica and Barbados. TCL shares deposited in response to the Offer together with Sierra’s then existing 39.5% shareholding in TCL represented approximately 69.8% of the outstanding shares of TCL. The total consideration paid by Sierra for the TCL shares under the Offer was US$86 (Ps1,791). CEMEX started consolidating TCL on February 1, 2017. CEMEX determined a fair value of TCL’s assets as of February 1, 2017 of US$531 (Ps11,061), which considered a price of TT$5.07 per share for the percentage acquired in the Offer and TT$4.15 per share, or the market price before the Offer, for the remaining shares, and US$113 (Ps2,354) of debt assumed, among other effects. The purchase of TCL represented a step acquisition. As a result, the remeasurement of CEMEX’s previous held ownership interest in TCL of 39.5% generated a gain of US$32 (Ps623) in 2017 as part of “Financial income and other items, net.” All convenience translations to pesos above consider an exchange rate of 20.83 pesos per dollar as of February 1, 2017.

After concluding in 2018 the allocation of TCL’s fair value to the assets acquired and liabilities assumed, the statement of financial position of TCL at the acquisition date of February 1, 2017 was as follows:

		As of February 1, 2017
Current assets	US$	84
Property, machinery and equipment		331
Intangible assets and other non-current assets (include goodwill of US$106)		116

Total assets		531

Current liabilities (includes debt of US$47)		122
Non-current liabilities (includes debt of US$97 and deferred tax liabilities of US$19)		160

Total liabilities		282

Net assets	US$	249
Non-controlling interest net assets		70

Controlling interest net assets	US$	179

In addition, in August 2018, a subsidiary of CEMEX in the United Kingdom acquired all the shares of the ready-mix producer Procon Readymix Ltd (“Procon”) for an amount in pounds sterling equivalent to US$22, considering the pound sterling to dollar exchange rate as of August 31, 2018. As of December 31, 2018, based on the preliminary valuation of the fair values of the assets acquired and liabilities assumed, the net assets of Procon amount to US$10 (Ps196) and goodwill was determined in the amount of US$12 (Ps244).

4.2)	DISCONTINUED OPERATIONS

On September 27, 2018, CEMEX concluded the sale of its construction materials operations in Brazil (the “Brazilian Operations”) through the sale to Votorantim Cimentos N/NE S.A. of all the shares of CEMEX’s Brazilian subsidiary Cimento Vencemos Do Amazonas Ltda, consisting of a fluvial cement distribution terminal located in Manaus, Amazonas province, as well as the operation license. The sale price was US$31 (Ps580). CEMEX determined a net gain on sale of US$12 (Ps234), including a withholding tax expense of US$3 and the reclassification of a foreign currency translation loss accrued in equity of US$7 (Ps140). CEMEX’s Brazilian Operations for the period from January 1 to September 27, 2018 and the years 2017 and 2016 were reclassified to the single line item “Discontinued Operations.”

On June 30, 2017, CEMEX concluded the sale of its Pacific Northwest Materials Business consisting of aggregate, asphalt and ready-mix concrete operations in Oregon and Washington to Cadman Materials, Inc., a subsidiary of HeidelbergCement Group, for US$150. CEMEX determined a net gain on disposal of these assets of US$22 (Ps399), which included a proportional allocation of goodwill of US$73 (Ps1,324). Considering the disposal of its Pacific Northwest Materials Business, the operations of that business for the six-month period ending June 30, 2017 and for the year 2016 were reclassified to the single line item “Discontinued Operations.”

On January 31, 2017, CEMEX concluded the sale of its Concrete Reinforced Pipe Manufacturing Business (“Concrete Pipe Business”) in the United States to Quikrete Holdings, Inc. for US$500 plus an additional US$40 contingent consideration based on future performance. CEMEX determined a net gain on disposal of these assets for US$148 (Ps3,083), which included a proportional allocation of goodwill of US$260 (Ps5,369). Considering the disposal of the entire Concrete Pipe Business, its operations for the one-month period ending January 31, 2017 and the year 2016 were reclassified to the single line item “Discontinued Operations.”

On May 26, 2016, CEMEX closed the sale of its operations in Bangladesh and Thailand to Siam City Cement Public Company Ltd. for US$70 (Ps1,450). CEMEX determined a gain on sale of US$24 (Ps424) net of the reclassification of foreign currency translation gains accrued in equity of US$7 (Ps122). The operations in Bangladesh and Thailand for the period from January 1 to May 26, 2016, included in CEMEX’s income statements, were reclassified to the single line item “Discontinued Operations.”

The following table presents condensed combined information of the statement of operations of CEMEX’s discontinued operations in Brazil for the period from January 1 to September 27, 2018 and for the years 2017 and 2016, in the Pacific Northwest Materials Business in the United States for the six-months period ended June 30, 2017 and for the year 2016; the Concrete Pipe Business operations in the United States for the one-month period ended January 31, 2017 and for the year 2016, and the operations in Bangladesh and Thailand for the period from January 1 to May 26, 2016:

		2018	2017	2016
Sales	Ps	503	2,235	9,445
Cost of sales and operating expenses		(495)	(2,257)	(8,983)
Other products (expenses), net		(1)	14	(3)
Financial expenses, net and others		(5)	—	(32)

Earnings before income tax		2	(8)	427
Income tax		(6)	(1)	(102)

Result of discontinued operations		(4)	(9)	325
Disposal result, withholding taxes and reclassification of currency translation effects		216	3,470	388

Net result of discontinued operations	Ps	212	3,461	713

As of December 31, 2017, the condensed information of the statement of financial position of the Brazilian Operations was as follows:

		2017
Current assets	Ps	148
Property, machinery and equipment, net and other non-current assets		140

Total assets		288

Current liabilities		66
Non-current liabilities		—

Total liabilities		66

Net assets	Ps	222

4.3)	OTHER DISPOSAL GROUPS

As of December 31, 2018, CEMEX is in negotiations for the sale of its ready-mix and aggregates business in the central region of France. The transaction is subject to several customary authorizations and CEMEX expects to conclude this sale in the short-term. The assets and liabilities of this business are presented as assets held for sale and liabilities directly related in the statement of financial position as of December 31, 2018, including a proportional allocation of goodwill related to this reporting segment of US$22 (Ps439).

On November 18, 2016, a subsidiary of CEMEX in the United States closed the sale to an affiliate of Grupo Cementos de Chihuahua, S.A.B. de C.V. (“GCC”) of certain assets consisting of CEMEX’s cement plant in Odessa, Texas, two cement terminals and the building materials business in El Paso, Texas and Las Cruces, New Mexico, for an amount of US$306 (Ps6,340). The Odessa plant had an annual production capacity of approximately 537 thousand metric tons (unaudited). The transfer of control was effective on November 18, 2016. As a result of the sale of these assets, CEMEX recognized in 2016 a gain of US$104 (Ps2,159) as part of “Other expenses, net” in the income statement of 2016, net of an expense for the proportional write-off of goodwill associated to CEMEX’s reporting segment in the United States based on their relative fair values for US$161 (Ps3,340) and the reclassification of proportional foreign currency translation gains associated with these net assets accrued in equity until disposal for US$65 (Ps1,347).

On September 12, 2016, CEMEX announced that one of its subsidiaries in the United States signed a definitive agreement for the sale of its Fairborn, Ohio cement plant and cement terminal in Columbus, Ohio to Eagle Materials Inc. (“Eagle Materials”) for US$400 (Ps8,288). Fairborn plant had an annual production capacity of approximately 730 thousand metric tons (unaudited). On February 10, 2017, CEMEX closed the divestment of these assets, and recognized in 2017 a gain on disposal for US$188 (Ps3,694) as part of “Other expenses, net” in the income statement, net of an expense for the proportional write-off of goodwill associated to CEMEX’s reporting segment in the United States based on their relative fair values for US$211 (Ps4,365).

The operations of the net assets in the central region of France and those sold to GCC and Eagle Materials, mentioned above, did not represent discontinued operations and were consolidated by CEMEX line-by-line in the income statements for the year 2018, 2017 and 2016, until their disposal. In arriving at this conclusion, CEMEX evaluated: a) the Company’s ongoing operations in France and cement operations of its CGUs in Texas and the Mid-West; and b) the relative size of the net assets sold and held for sale in respect to the Company’s remaining overall ongoing operations in France and the United States. Moreover, as a reasonability check, CEMEX measured the materiality of such net assets as a percentage of consolidated net sales, operating earnings before other expenses, net, net income and total assets. The percentage was not material in any case.

For the year 2018, 2017 and 2016, selected combined income statement information of the net assets in the central region of France and those sold to GCC and Eagle Materials, until their disposal, was as follows:

		2018	2017	2016
Net sales	Ps	1,169	1,194	4,544
Operating costs and expenses		(1,205)	(1,201)	(4,064)

Operating earnings (losses) before other expenses, net	Ps	(36)	(7)	480

As of December 31, 2018, the condensed balance sheet of the net assets expected to be sold in the central region of France was as follows:

		2018
Current assets	Ps	189
Non-current assets		763

Total assets of the disposal group		952
Current liabilities		211
Non-current liabilities		103

Total liabilities directly related to disposal group		314

Total net assets of disposal group	Ps	638

In addition, on April 28, 2017, CEMEX concluded the sale of its assets and activities related to the ready-mix concrete pumping business in Mexico to Cementos Españoles de Bombeo, S. de R.L., subsidiary in Mexico of Pumping Team S.L.L. (“Pumping Team”), specialist in the supply of ready-mix concrete pumping services based in Spain, for an aggregate price of Ps1,649, which included the sale of fixed assets for Ps309, plus administrative and client and market development services, as well as the lease of facilities in Mexico that CEMEX will supply to Pumping Team over a period of ten years with the possibility to extend for three additional years, for an aggregate initial amount of Ps1,340, which are recognized each period as services are rendered. There is the possibility of a contingent revenue subject to results for up to Ps557 linked to annual metrics beginning in the first year and up to the fifth year of the agreement. For the first year of operation under the agreements from May 2017 to April 2018, CEMEX received Ps25 of this contingent revenue.

4.4)	SELECTED FINANCIAL INFORMATION BY REPORTABLE SEGMENT AND LINE OF BUSINESS

Reportable segments represent the components of CEMEX that engage in business activities from which CEMEX may earn revenues and incur expenses, whose operating results are regularly reviewed by the entity’s top management to make decisions about resources to be allocated to the segments and assess their performance, and for which discrete financial information is available. CEMEX operates geographically and by business on a regional basis. For the reported periods, the Company’s operations were organized in five geographical regions, each under the supervision of a regional president, as follows: 1) Mexico, 2) United States, 3) Europe, 4) South, Central America and the Caribbean (“SCA&C”), and 5) Asia, Middle East and Africa (“AMEA”). The accounting policies applied to determine the financial information by reportable segment are consistent with those described in note 2.

Considering similar regional and economic characteristics and/or materiality, certain countries have been aggregated and presented as single line items as follows: a) “Rest of Europe” refers mainly to CEMEX’s operations and activities in Croatia, Latvia, Scandinavia and Finland; b) “Rest of South, Central America and the Caribbean” refers mainly to CEMEX’s operations and activities in Puerto Rico, Nicaragua, Jamaica, the Caribbean, Guatemala and El Salvador, excluding the acquired operations of TCL; c) “Caribbean TCL” refers to TCL’s operations mainly in Trinidad and Tobago, Jamaica, Guyana and Barbados; and d) “Rest of Asia, Middle East and Africa” refers mainly to CEMEX’s operations in the United Arab Emirates. The segment “Others” refers to: 1) cement trade maritime operations, 2) Neoris N.V., CEMEX’s subsidiary involved in the business of information technology solutions, 3) the Parent Company, other corporate entities and finance subsidiaries, and 4) other minor subsidiaries with different lines of business.

Selected information of the consolidated income statements by reportable segment for the years 2018, 2017 and 2016, excluding the share of profits of equity accounted investees by reportable segment that is included in the note 13.1, was as follows:

2018		Revenues (including intragroup transactions)	Less: Intragroup transactions	Revenues	Operating EBITDA	Less: Depreciation and amortization	Operating earnings before other expenses, net	Other expenses, net	Financial expense	Other financing items, net
Mexico	Ps	63,543	(1,759)	61,784	22,204	2,198	20,006	(626)	(469)	(29)
United States		72,345	—	72,345	12,069	5,917	6,152	(362)	(571)	(217)
Europe
United Kingdom		20,431	—	20,431	2,071	1,064	1,007	133	(67)	(406)
France		18,308	—	18,308	1,272	577	695	(959)	(62)	(3)
Germany		10,836	(1,450)	9,386	748	531	217	(152)	(14)	(79)
Spain		7,627	(898)	6,729	220	662	(442)	(303)	(43)	58
Poland		6,989	(80)	6,909	783	390	393	8	(4)	7
Czech Republic		3,796	(31)	3,765	867	300	567	16	(2)	(36)
Rest of Europe		6,365	(869)	5,496	747	375	372	(447)	(10)	(10)
SCA&C
Colombia[1]		10,088	—	10,088	1,845	533	1,312	(251)	(132)	(483)
Panama[1]		4,490	(226)	4,264	1,234	313	921	(52)	(4)	3
Costa Rica[1]		2,674	(274)	2,400	873	91	782	(5)	(2)	148
Caribbean TCL[3]		4,893	(99)	4,794	1,080	375	705	(316)	(48)	(28)
Dominican Republic		4,218	(310)	3,908	1,153	180	973	(17)	(7)	(64)
Rest of SCA&C1		7,781	(393)	7,388	1,427	170	1,257	(128)	(15)	70
AMEA
Philippines[2]		8,612	—	8,612	1,183	523	660	54	(20)	(50)
Egypt		4,586	—	4,586	529	303	226	(176)	(29)	(70)
Israel		12,128	—	12,128	1,548	292	1,256	8	(36)	(8)
Rest of AMEA		2,263	—	2,263	352	88	264	(4)	(3)	(5)
Others		24,667	(13,396)	11,271	(2,939)	1,188	(4,127)	(2,258)	(11,059)	1,298

Continuing operations		296,640	(19,785)	276,855	49,266	16,070	33,196	(5,837)	(12,597)	96
Discontinued operations		503	—	503	11	3	8	(1)	—	(5)

Total	Ps	297,143	(19,785)	277,358	49,277	16,073	33,204	(5,838)	(12,597)	91

2017		Revenues (including intragroup transactions)		Less: Intragroup transactions	Revenues	Operating EBITDA	Less: Depreciation and amortization	Operating earnings before other expenses, net	Other expenses, net	Financial expense	Other financing items, net
Mexico	Ps		58,442	(1,075)	57,367	21,215	2,246	18,969	(687)	(409)	(534)
United States			65,536	—	65,536	10,652	6,200	4,452	3,202	(631)	(177)
Europe
United Kingdom			20,179	—	20,179	2,763	997	1,766	450	(77)	(397)
France			16,162	—	16,162	855	549	306	(129)	(61)	18
Germany			10,056	(1,339)	8,717	743	509	234	(11)	(14)	(63)
Spain			6,870	(990)	5,880	344	638	(294)	(711)	(34)	12
Poland			5,552	(74)	5,478	647	361	286	(140)	(30)	(8)
Czech Republic			3,450	(33)	3,417	815	333	482	37	44	53
Rest of Europe			5,989	(831)	5,158	648	355	293	(168)	(68)	18
SCA&C
Colombia[1]			10,685	—	10,685	2,166	507	1,659	(642)	(129)	(36)
Panama[1]			5,112	(98)	5,014	2,007	319	1,688	(20)	(5)	7
Costa Rica[1]			2,805	(379)	2,426	1,000	99	901	—	(5)	29
Caribbean TCL[3]			4,332	(49)	4,283	1,059	610	449	(139)	(215)	(25)
Dominican Republic			3,913	(339)	3,574	1,073	191	882	(23)	(10)	(5)
Rest of SCA&C1			7,803	(533)	7,270	1,529	258	1,271	(1,046)	(13)	(7)
AMEA
Philippines[2]			8,296	—	8,296	1,394	528	866	89	(3)	(24)
Egypt			3,862	—	3,862	594	299	295	(210)	(60)	574
Israel			11,377	—	11,377	1,469	287	1,182	(15)	3	21
Rest of AMEA			2,139	—	2,139	386	76	310	(159)	(31)	(9)
Others			21,820	(11,203)	10,617	(2,759)	626	(3,385)	(3,493)	(17,553)	4,169

Continuing operations			274,380	(16,943)	257,437	48,600	15,988	32,612	(3,815)	(19,301)	3,616
Discontinued operations			2,235	—	2,235	39	61	(22)	14	—	—

Total		Ps	276,615	(16,943)	259,672	48,639	16,049	32,590	(3,801)	(19,301)	3,616

Mexico		Ps	53,579	(848)	52,731	19,256	2,390	16,866	(608)	(339)	2,695
United States			66,554	—	66,554	10,973	6,400	4,573	2,919	(487)	(212)
Europe
United Kingdom			21,153	—	21,153	3,606	1,047	2,559	711	(63)	(393)
France			14,535	—	14,535	669	484	185	(110)	(53)	2
Germany			9,572	(1,385)	8,187	553	464	89	(64)	(15)	(85)
Spain			6,563	(841)	5,722	814	663	151	(112)	(37)	(9)
Poland			4,799	(88)	4,711	579	330	249	6	(11)	123
Czech Republic			3,027	(30)	2,997	622	328	294	(117)	(4)	2
Rest of Europe			4,908	(511)	4,397	519	332	187	14	(29)	75
SCA&C
Colombia[1]			12,415	(1)	12,414	3,975	489	3,486	(575)	46	38
Panama[1]			4,906	(124)	4,782	2,170	340	1,830	(7)	(27)	5
Costa Rica[1]			2,818	(351)	2,467	1,127	116	1,011	(23)	(11)	27
Dominican Republic			4,223	(525)	3,698	1,210	199	1,011	(67)	(6)	34
Rest of SCA&C1			7,155	(253)	6,902	1,665	238	1,427	(1,159)	(22)	(216)
AMEA
Philippines[2]			9,655	—	9,655	2,687	530	2,157	21	(1)	(24)
Egypt			6,950	(5)	6,945	2,454	539	1,915	(213)	(78)	(253)
Israel			9,650	—	9,650	1,346	232	1,114	5	(24)	6
Rest of AMEA			2,208	(12)	2,196	271	67	204	(117)	(3)	21
Others			18,381	(8,600)	9,781	(2,891)	799	(3,690)	(2,174)	(20,323)	2,631

Continuing operations			263,051	(13,574)	249,477	51,605	15,987	35,618	(1,670)	(21,487)	4,467
Discontinued operations			9,652	(207)	9,445	1,159	697	462	(3)	(10)	(22)

Total	Ps		272,703	(13,781)	258,922	52,764	16,684	36,080	(1,673)	(21,497)	4,445

1

CEMEX Latam Holdings, S.A. (“CLH”), a company incorporated in Spain, trades its ordinary shares on the Colombian Stock Exchange. CLH is the indirect holding company of CEMEX’s operations in Colombia, Panama, Costa Rica, Guatemala, Nicaragua and El Salvador. At year end 2018 and 2017, there is a non-controlling interest in CLH of approximately 26.75% and 26.72%, respectively, of its ordinary shares, excluding shares held in CLH’s treasury (note 20.4).

2

CEMEX’s operations in the Philippines are mainly conducted through CEMEX Holdings Philippines, Inc. (“CHP”), a Philippine company whose shares trade on the Philippines Stock Exchange. As of December 31, 2018 and 2017, there is a non-controlling interest in CHP of 45.0% of its ordinary shares (note 20.4).

3

As mentioned in note 4.1, in February 2017, CEMEX’s acquired a controlling interest in TCL, whose shares trade on the Trinidad and Tobago Stock Exchange. As of December 31, 2018 and 2017, there is a non-controlling interest in TCL of approximately 30.2% of its ordinary shares in both years (note 20.4).

Debt by reportable segment is included in note 16. As of December 31, 2018 and 2017, selected statement of financial position information by reportable segment was as follows:

2018		Equity accounted investees	Other segment assets	Total assets	Total liabilities	Net assets by segment	Additions to fixed assets[1]
Mexico	Ps	—	68,449	68,449	17,906	50,543	2,285
United States		2,485	267,011	269,496	33,756	235,740	4,611
Europe
United Kingdom		118	32,248	32,366	19,220	13,146	908
France		927	16,316	17,243	7,111	10,132	441
Germany		85	8,350	8,435	6,546	1,889	314
Spain		6	25,134	25,140	2,957	22,183	499
Poland		8	5,523	5,531	2,605	2,926	564
Czech Republic		157	4,195	4,352	1,224	3,128	169
Rest of Europe		—	11,299	11,299	2,250	9,049	226
South, Central America and the Caribbean
Colombia		—	24,514	24,514	8,721	15,793	428
Panama		—	7,156	7,156	1,187	5,969	231
Costa Rica		—	1,640	1,640	580	1,060	61
Caribbean TCL		—	11,230	11,230	4,954	6,276	535
Dominican Republic		—	4,010	4,010	1,182	2,828	150
Rest of South, Central America and the Caribbean		29	6,430	6,459	2,621	3,838	183
Asia, Middle East and Africa
Philippines		6	12,235	12,241	2,929	9,312	544
Egypt		1	4,795	4,796	1,906	2,890	176
Israel		—	9,592	9,592	6,712	2,880	412
Rest of Asia, Middle East and Africa		—	3,991	3,991	1,451	2,540	103
Others		5,670	16,918	22,588	206,963	(184,375)	129

Continuing operations		9,492	541,036	550,528	332,781	217,747	12,969
Assets held for sale and related liabilities (note 12.1)		29	2,071	2,100	314	1,786	—

Total	Ps	9,521	543,107	552,628	333,095	219,533	12,969

2017		Equity accounted investees	Other segment assets	Total assets	Total liabilities	Net assets by segment	Additions to fixed assets[1]
Mexico	Ps	241	71,280	71,521	23,574	47,947	2,133
United States		1,573	266,769	268,342	32,366	235,976	3,498
Europe
United Kingdom		107	34,774	34,881	24,160	10,721	1,010
France		1,055	18,481	19,536	7,360	12,176	372
Germany		85	9,010	9,095	6,848	2,247	441
Spain		—	25,731	25,731	3,543	22,188	553
Poland		9	5,477	5,486	3,086	2,400	230
Czech Republic		149	4,867	5,016	1,338	3,678	157
Rest of Europe		9	11,256	11,265	2,289	8,976	164
South, Central America and the Caribbean
Colombia		—	24,406	24,406	11,307	13,099	1,178
Panama		—	7,232	7,232	1,029	6,203	152
Costa Rica		—	1,869	1,869	646	1,223	42
Caribbean TCL		—	11,004	11,004	4,917	6,087	584
Dominican Republic			4,362	4,362	1,132	3,230	172
Rest of South, Central America and the Caribbean		31	6,936	6,967	3,234	3,733	185
Asia, Middle East and Africa
Philippines		6	11,548	11,554	2,617	8,937	518
Egypt		1	4,602	4,603	1,776	2,827	418
Israel		—	9,760	9,760	6,838	2,922	391
Rest of Asia, Middle East and Africa		—	3,911	3,911	1,189	2,722	58
Others		5,306	24,466	29,772	218,023	(188,251)	163

Continuing operations		8,572	557,741	566,313	357,272	209,041	12,419
Assets held for sale and related liabilities (note 12.1)		—	1,378	1,378	—	1,378	—

Total	Ps	8,572	559,119	567,691	357,272	210,419	12,419

1	In 2018 and 2017, the column “Additions to fixed assets” includes capital expenditures of Ps12,141 and Ps9,514, respectively (note 14).

Revenues by line of business and reportable segment for the years ended December 31, 2018, 2017 and 2016 were as follows:

2018		Cement	Concrete	Aggregates	Others	Eliminations	Revenues
Mexico	Ps	44,295	17,277	4,051	12,358	(16,197)	61,784
United States		30,518	40,249	16,393	7,581	(22,396)	72,345
Europe
United Kingdom		4,837	7,441	8,139	8,102	(8,088)	20,431
France		—	15,092	7,321	176	(4,281)	18,308
Germany		3,608	4,841	2,353	2,732	(4,148)	9,386
Spain		6,010	1,365	377	609	(1,632)	6,729
Poland		3,864	3,066	960	299	(1,280)	6,909
Czech Republic		1,555	2,377	835	362	(1,364)	3,765
Rest of Europe		5,263	565	221	24	(577)	5,496
South, Central America and the Caribbean
Colombia		6,792	3,631	1,065	1,769	(3,169)	10,088
Panama		3,285	1,368	445	355	(1,189)	4,264
Costa Rica		2,126	427	120	114	(387)	2,400
Caribbean TCL		4,712	199	91	1,716	(1,924)	4,794
Dominican Republic		3,441	526	171	470	(700)	3,908
Rest of South, Central America and the Caribbean		7,668	782	150	122	(1,334)	7,388
Asia, Middle East and Africa
Philippines		8,549	4	59	43	(43)	8,612
Egypt		3,993	511	14	225	(157)	4,586
Israel		—	10,026	3,061	2,127	(3,086)	12,128
Rest of Asia, Middle East and Africa		943	1,763	—	—	(443)	2,263
Others		—	—	—	24,667	(13,396)	11,271

Continuing operations		141,459	111,510	45,826	63,851	(85,791)	276,855
Discontinued operations		503	—	—	—	—	503

Total	Ps	141,962	111,510	45,826	63,851	(85,791)	277,358

2017		Cement	Concrete	Aggregates	Others	Eliminations	Revenues
Mexico	Ps	42,195	14,672	3,416	11,211	(14,127)	57,367
United States		27,804	35,400	14,436	6,235	(18,339)	65,536
Europe
United Kingdom		4,879	7,459	7,758	8,067	(7,984)	20,179
France		—	13,367	6,373	205	(3,783)	16,162
Germany		3,595	4,668	2,134	2,335	(4,015)	8,717
Spain		5,499	944	259	676	(1,498)	5,880
Poland		3,230	2,532	701	226	(1,211)	5,478
Czech Republic		1,287	2,148	880	334	(1,232)	3,417
Rest of Europe		4,949	567	175	128	(661)	5,158
South, Central America and the Caribbean
Colombia		7,043	4,024	1,224	1,960	(3,566)	10,685
Panama		3,876	1,725	452	180	(1,219)	5,014
Costa Rica		2,095	386	122	120	(297)	2,426
Caribbean TCL		4,097	29	19	215	(77)	4,283
Dominican Republic		3,193	564	191	117	(491)	3,574
Rest of South, Central America and the Caribbean		7,534	744	77	190	(1,960)	6,585
Asia, Middle East and Africa
Philippines		8,093	67	159	52	(75)	8,296
Egypt		3,347	479	16	173	(153)	3,862
Israel		—	9,400	2,875	2,146	(3,045)	11,376
Rest of Asia, Middle East and Africa		928	1,678	—	2	(468)	2,140
Others		—	—	—	22,505	(11,203)	11,302

Continuing operations		133,644	100,853	41,267	57,077	(75,404)	257,437
Discontinued operations		686	525	340	687	(3)	2,235

Total	Ps	134,330	101,378	41,607	57,764	(75,407)	259,672

2016		Cement	Concrete	Aggregates	Others	Eliminations	Revenues
Mexico	Ps	37,647	13,664	3,156	11,773	(13,509)	52,731
United States		28,585	35,843	14,565	7,107	(19,546)	66,554
Europe
United Kingdom		5,267	7,830	8,195	7,889	(8,028)	21,153
France		—	11,883	5,640	278	(3,266)	14,535
Germany		3,416	4,539	2,112	2,262	(4,142)	8,187
Spain		5,478	823	196	472	(1,247)	5,722
Poland		2,811	2,237	579	219	(1,135)	4,711
Czech Republic		1,118	1,871	796	336	(1,124)	2,997
Rest of Europe		4,168	383	115	2	(271)	4,397
South, Central America and the Caribbean
Colombia		8,814	4,522	1,364	1,761	(4,047)	12,414
Panama		3,794	1,577	413	139	(1,141)	4,782
Costa Rica		2,144	390	179	126	(372)	2,467
Dominican Republic		3,255	620	210	124	(511)	3,698
Rest of South, Central America and the Caribbean		7,276	906	112	174	(2,032)	6,436
Asia, Middle East and Africa
Philippines		9,405	143	164	70	(127)	9,655
Egypt		6,076	943	26	217	(317)	6,945
Israel		—	8,016	2,519	1,372	(2,258)	9,649
Rest of Asia, Middle East and Africa		961	1,519	—	7	(290)	2,197
Others		—	—	—	18,849	(8,602)	10,247

Continuing operations		130,215	97,709	40,341	53,177	(71,965)	249,477
Discontinued operations		889	1,366	785	6,665	(260)	9,445

Total	Ps	131,104	99,075	41,126	59,842	(72,225)	258,922